STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Statutory reserve accrued	¥ 0	¥ 0	¥ 0
Restricted net assets	¥ 324,196	¥ 252,220	¥ 252,220
PRC
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required maximum percentage of statutory surplus reserve to registered capital	50.00%
Required minimum percentage of after tax profits to allocate to statutory common reserve	10.00%
Maximum
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of profit appropriation made to reserve fund required amount of registered capital	50.00%